Acquisitions and divestments (Details)	1 Months Ended	3 Months Ended									12 Months Ended				1 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended		2 Months Ended	12 Months Ended			1 Months Ended	2 Months Ended	1 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended						1 Months Ended		1 Months Ended
	Nov. 30, 2011	Mar. 31, 2012 USD ($) MW	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) MW	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Jul. 31, 2010 Idaho Wind Partners 1, LLC USD ($)	Jul. 02, 2010 Idaho Wind Partners 1, LLC USD ($)	Jul. 31, 2010 Revolving credit facility before amendment Idaho Wind Partners 1, LLC USD ($)	Mar. 31, 2012 Northeast USD ($)	Mar. 31, 2011 Northeast USD ($)	Dec. 31, 2011 Northeast USD ($)	Dec. 31, 2010 Northeast USD ($)	Dec. 31, 2009 Northeast USD ($)	Mar. 31, 2012 Northwest USD ($)	Mar. 31, 2011 Northwest USD ($)	Dec. 31, 2011 Northwest USD ($)	Dec. 31, 2010 Northwest USD ($)	Dec. 31, 2009 Northwest USD ($)	Mar. 31, 2012 Southwest USD ($)	Mar. 31, 2011 Southwest USD ($)	Dec. 31, 2011 Southwest USD ($)	Dec. 31, 2010 Southwest USD ($)	Dec. 31, 2009 Southwest USD ($)	Mar. 31, 2012 Un-allocated Corporate USD ($)	Mar. 31, 2011 Un-allocated Corporate USD ($)	Dec. 31, 2011 Un-allocated Corporate USD ($)	Dec. 31, 2010 Un-allocated Corporate USD ($)	Dec. 31, 2009 Un-allocated Corporate USD ($)	Nov. 30, 2011 Partnership USD ($) Y	Nov. 30, 2011 Partnership CAD	Dec. 31, 2011 Partnership USD ($)	Dec. 31, 2011 Partnership USD ($)	Dec. 31, 2010 Partnership USD ($)	Nov. 05, 2011 Partnership USD ($) CADPerShare	Nov. 30, 2011 Partnership Maximum M	Dec. 31, 2011 Partnership Maximum USD ($)	Nov. 30, 2011 Partnership Minimum M	Nov. 05, 2011 Partnership Northeast USD ($)	Nov. 05, 2011 Partnership Northwest USD ($)	Nov. 05, 2011 Partnership Southwest USD ($)	Nov. 05, 2011 Partnership Un-allocated Corporate USD ($)	Dec. 31, 2011 Rockland MW Y	Dec. 28, 2011 Rockland USD ($)	Dec. 31, 2010 Cadillac USD ($) MW	Dec. 21, 2010 Cadillac USD ($)	Apr. 30, 2010 Rollcast	Mar. 31, 2010 Rollcast USD ($)	Apr. 28, 2010 Rollcast USD ($)	Mar. 01, 2010 Rollcast USD ($)	Mar. 31, 2009 Rollcast USD ($)	Mar. 01, 2010 Rollcast Other Project Assets USD ($)	Oct. 31, 2010 Piedmont MW mi	Oct. 21, 2010 Piedmont USD ($) D	Oct. 31, 2010 Piedmont Construction and term loan USD ($)	Oct. 31, 2010 Piedmont Bridge loan USD ($)
Acquisition and divestments
Amount of Sale of Roxboro and Southport facilities																																							121,400,000
Amount of Sale of Roxboro and Southport facilities per unit of CPILP (in Canadian dollars per share)																																											2.15
Payment for termination of subsidiary management agreements																																							10,000,000
Transitional services agreement term (in months)																																												12		6
Average PPA term (in years)																																						8.8	8.8
Increased average PPA term (in years)																																						9.1	9.1
Cash per unit in exchange of limited partnership units (in Canadian dollars per share)																																											19.40
Common shares per unit in exchange of limited partnership units																																											1.3
Cash consideration percentage in exchange of limited partnership units																																						73.00%	73.00%
Share consideration percentage in exchange of limited partnership units																																						27.00%	27.00%
Shares issued in connection with acquisition	31,500,215																																					31,500,000	31,500,000
Ownership interest (as a percent)																																																								40.00%
Increased ownership interest percentage																																																							60.00%	55.00%
Fair value of consideration transferred:
Consideration paid in cash																38,900,000																											601,766,000														800,000	1,200,000	3,000,000
Consideration paid in equity																																											407,424,000																			75,000,000
Total estimated purchase price																																											1,009,190,000											36,995,000				7,579,000
Percentage acquired in entity																27.60%																																				30.00%		100.00%				15.00%	40.00%
Transaction costs															3,100,000
Acquisition funded by borrowings under revolving credit facility												80,500,000	80,500,000				20,000,000																																														82,000,000	51,000,000
Capacity of wood fired facility (in MW)																																																					39.6
Preliminary purchase price allocation
Working capital																																											37,951,000											5,643,000
Property, plant and equipment																																											1,024,015,000											42,101,000				130,000
Intangibles																																											528,531,000
Other long-term assets																																											224,295,000
Project level debt																																											(621,551,000)											(43,131,000)
Other long-term liabilities																																											(129,341,000)
Deferred tax liability																																											(164,539,000)
Prepaid expenses and other assets																																																										133,000
Capitalized development costs																																																										2,705,000
Power purchase agreements																																																						36,420,000
Trade and other payables																																																										(448,000)
Total identifiable net assets																																											899,361,000															4,044,000
Preferred shares																																											(221,304,000)
Noncontrolling interest																																																										3,410,000
Goodwill																																											331,133,000				135,300,000	138,200,000	57,600,000	145,000,000										3,535,000
Interest rate swap derivative																																																						(4,038,000)
Cash acquired																																											(22,683,000)											(1,870,000)				1,524,000
Cash paid, net of cash acquired											591,583,000	78,180,000		3,068,000																								986,507,000															35,125,000
Other items to be allocated to identifiable assets acquired and liabilities assumed
Fair value of our investment in Rollcast at the acquisition date																																																										2,758,000
Fair value of noncontrolling interest in Rollcast																																																										3,410,000
Gain recognized on the step acquisition																																																								211,000
Percentage of grant expected to be received																																																														95.00%
Period after start of commercial operations that grant is expected to be received (in days)																																																														60
Generating capacity of biomass project under construction in Georgia (in MW)		53									53																																																		53.5
Biomass project under construction, miles of south Atlanta																																																													70
Assumed discount rate utilized for fair value estimate (as a percent)																																																										9.40%
Revenue			125,639,000,000	52,333,000,000	53,258,000,000	53,665,000,000	46,092,000,000	54,039,000,000	47,904,000,000	47,221,000,000	284,895,000	195,256,000		179,517,000						58,201,000	596,000				8,982,000					55,501,000	30,318,000	31,000,000			1,300,000	1,137,000				73,800,000
Net loss		(39,214,000)				5,982,000					(35,641,000)	(3,855,000)		(38,486,000)				(38,045,000)	(232,000)	10,939,000	6,994,000	2,596,000	1,910,000	57,000	(862,000)	326,000	458,000	3,217,000	2,451,000	7,658,000	9,987,000	8,288,000	(18,009,000)	(9,382,000)	(72,074,000)	(45,858,000)	(87,167,000)								100,000
Unaudited pro-forma consolidated results of operations
Total project revenue																																									694,162,000	669,985,000
Net income (loss) attributable to Atlantic Power Corporation																																									(95,772,000)	(2,462,000)
Net income (loss) per share attributable to Atlantic Power Corporation
Net income (loss) per share attributable to Atlantic Power Corporation shareholders: Basic (in dollars per share)																																									$ (0.85)	$ (0.02)
Net income (loss) per share attributable to Atlantic Power Corporation shareholders: Diluted (in dollars per share)																																									$ (0.85)	$ (0.02)
Purchase price																																																				$ 12,500,000
Wind farm capacity under wind project (in MW)																																																			80
Power purchase agreement term (in years)																																																			25